SHORT AND LONG-TERM INVESTMENTS - Additional Information (Details) R$ in Thousands, € in Millions			6 Months Ended	12 Months Ended
	Sep. 21, 2016	Mar. 14, 2016 EUR (€)	Sep. 20, 2016	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Disclosure of short and long term investments [Line Items]
Effective interest rate				23.10%	37.80%
TAP Bond
Disclosure of short and long term investments [Line Items]
Bonds issued | €		€ 90
Maturity from the issuance of the bond		10 years
Fair value of financial investment | R$				R$ 0	R$ 1,004,505
TAP Bond | Minimum
Disclosure of short and long term investments [Line Items]
Effective interest rate			3.75%
TAP Bond | Maximum
Disclosure of short and long term investments [Line Items]
Effective interest rate	7.50%